INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES	Income Taxes

All of the Company's income tax expense as reported for the years ended December 31, 2025, 2024, and 2023 is attributable to domestic operations. Income tax expense consisted of the following components:

(Dollars in thousands)	2025	2024	2023
Current expense
Federal	$36,608	$15,133	$46,800
State	10,150	3,159	2,568
Total current expense	46,758	18,292	49,368
Deferred expense (benefit)
Federal	23,964	21,014	11,769
State	(5,057)	188	1,596
Total deferred expense (benefit)	18,907	21,202	13,365
Income tax expense	$65,665	$39,494	$62,733

The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

	2025		2024		2023
(Dollars in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
U.S. federal statutory rate	$67,467	21.0%	$56,348	21.0%	$66,905	21.0%
State and local income taxes, net of federal tax effect(1)	4,023	1.3%	1,676	0.6%	3,290	1.0%
Tax credits
Energy related tax credits(2)	(1,640)	(0.5)%	(9,977)	(3.7)%	0	0.0%
Low income housing credit(2)	(3,083)	(1.0)%	(3,427)	(1.3)%	(2,465)	(0.8)%
Other	(531)	(0.2)%	(1,702)	(0.6)%	(621)	(0.2)%
Nontaxable or nondeductible items
Tax-exempt interest, net of TEFRA penalty	(3,534)	(1.1)%	(3,945)	(1.5)%	(4,741)	(1.5)%
Other	2,117	0.7%	569	0.2%	(313)	(0.1)%
Other adjustments	846	0.3%	(48)	0.0%	678	0.2%
Income tax expense	$65,665	20.4%	$39,494	14.7%	$62,733	19.7%
(1)State taxes in Indiana, New York, and California comprise the majority (greater than 50%) of the tax effect in this category for 2025. State taxes in Indiana and Illinois made up the majority of the tax effect in this category for 2024 and 2023.
(2) Includes tax credits, investment amortization, and projected tax losses associated with tax-advantaged investments.
Income taxes paid as of December 31, 2025, 2024, and 2023 were:

(Dollars in thousands)	2025	2024	2023
Federal	$4,866	$25,000	$5,000
State and local
New York	984	*	810
California	663	*	*
Illinois	625	*	1,175
New Jersey	*	*	655
Tennessee	*	*	640
All other states	2,075	2,523	1,796
Foreign	0	0	0
Income taxes paid	$9,213	$27,523	$10,076
* Jurisdiction below the 5% disclosure threshold for the periods presented.
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2025 and 2024, were as follows:

(Dollars in thousands)	2025	2024
Deferred tax assets
Allowance for credit losses	$43,905	$35,984
Fair value adjustments on business combinations	2,000	0
Deferred compensation	541	430
Postretirement benefits other than pension liability	492	502
Accrued stock-based compensation	2,118	2,701
Interest on nonaccrual loans	1,992	398
Accrued expenses	8,626	7,978
Net unrealized losses on investment securities and derivatives	46,279	72,818
State net operating loss	4,636	1,462
Leasing liability	13,987	14,185
Reserve for unfunded commitments	4,749	3,902
Section 174 capitalized expense	703	1,373
Tax credit carryforwards	1,949	0
Other	4,585	283
Total deferred tax assets	136,562	142,016

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(9,365)	(5,652)
FHLB and FRB stock	(4,380)	(3,910)
Mortgage-servicing rights	(5,169)	(4,262)
Leasing activities	(84,261)	(42,654)
Retirement obligation	(10,464)	(10,608)
Intangible assets	(25,592)	(23,138)
Deferred loan fees and costs	(4,398)	(3,406)
Prepaid expenses	(380)	(408)
Limited partnership investments	(3,939)	(9,394)
Fair value adjustments on business combinations	0	(5,716)
ASU 2016-01 unrealized gain/loss-equity securities	(284)	(207)
Right of use assets	(11,697)	(11,839)
Other	(7,698)	(4,811)
Total deferred tax liabilities	(167,627)	(126,005)
Total net deferred tax asset (liability)	$(31,065)	$16,011

At December 31, 2025, the Company had tax credit carryforwards of $1.9 million compared to none at December 31, 2024. These carryforwards expire in 2044. The Company expects to fully utilize these tax credit carryforwards and, therefore, a valuation allowance was not required at December 31, 2025.

At both December 31, 2025 and 2024, the Company had a state net operating loss carryforward from MSFG of $2.3 million and $1.9 million, respectively. This carryforward begins to expire in 2026 and is subject to IRC Section 382 and limited annually. At December 31, 2025, the Company also had a state net operating loss carryforward of $0.5 million that expires in 2039. The Company expects to fully utilize these net operating losses and, therefore, no valuation allowance was required at December 31, 2025 and 2024.

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods and the reversal of deferred tax liabilities during the same period. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was recorded at December 31, 2025 and 2024.
The Bank’s retained earnings at December 31, 2025 and 2024 included base-year bad debt reserves of $16.1 million.  Base-year reserves are subject to recapture in the event the Bank redeems its stock, makes distributions in excess of current and accumulated earnings and profits (as calculated for federal income tax purposes), loses its “bank” status or liquidates.  The Bank does not expect to meet any of the criteria for recapture, therefore, a deferred income tax liability of $3.4 million has not been recorded.

On July 4, 2025, the legislation formally titled “An Act to Provide for Reconciliation Pursuant to Title II of H. Con. Res. 14,” which is commonly referred to as the One Big Beautiful Bill (“the Act”) was signed into law. First Financial has evaluated the income tax implications of the Act and has applied the new law to current and deferred income tax calculations in 2025.

First Financial had no unrecognized tax benefits at December 31, 2025, 2024 or 2023. As defined by FASB ASC Topic 740-10, Income Taxes, an unrecognized tax benefit is a position that if recognized would favorably impact the effective income tax rate in future periods. First Financial recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. At December 31, 2025, 2024 and 2023, the Company had no interest or penalties recorded.

A progression of gross unrecognized tax benefits as of December 31, 2025, 2024 and 2023 is as follows:

(Dollars in thousands)	2025	2024	2023
Balance at beginning of year	$0	$0	$2,386
Reductions for tax positions of prior years	0	0	(1,909)
Settlements	0	0	(477)
Balance at end of year	$0	$0	$0

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2022 have been closed and are no longer subject to U.S. federal income tax examinations. Tax years 2022 through 2025 remain open to examination by the federal taxing authority. With limited exception, First Financial is no longer subject to state and local income tax examinations for years prior to 2021.